Madison Funds
Supplement dated September 4, 2018
This Supplement amends the Prospectus of the Madison Funds dated February 28, 2018 as supplemented
June 29, 2018, and Statement of Additional Information (“SAI”) dated February 28, 2018

Effective September 1, 2018 our mailing address changed, therefore, all references to how to contact us, or our transfer agent, by mail in the Prospectus and SAI are deleted and replaced in their entirety as follows:

Regular Mail:            Express, Certified or Registered Mail:
Madison Funds                Madison Funds
P O Box 219083                c/o DST Asset Manager Solutions, Inc.
Kansas City, MO 64121-9083                420 W 7th Street STE 219083
Kansas City, MO 64105-1407

Please retain this Supplement for future reference.

MF-STATPRO-SUP 0918